RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party [Abstract]
Schedule of related party transactions	Compensation was as follows and includes the entire year 2022, up to December 31, 2022:

Amounts in $ ‘000	Fixed remuneration		Short-term variable: annual bonus		Share-based payments		Post-employment benefits		Other		Total
Mr Sijmen de Vries, CEO and Executive Director	2022:	636	2022:	394	2022:	1,221	2022:	112	2022:	34	2022:	2,396
	2021:	681	2021:	357	2021:*	1,594	2021:	120	2021:	38	2021:	2,790
	2020:	614	2020:	431	2020:	1,739	2020:	107	2020:	37	2020:	2,927
Mr Bruno Giannetti	2022:	—	2022:	—	2022:	—	2022:	—	2022:	—	2022:	—
	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—
	2020:	402	2020:	201	2020:	708	2020:	85	2020:	27	2020:	1,424
Mr Robin Wright	2022:	—	2022:	—	2022:	—	2022:	—	2022:	—	2022:	—
	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—
	2020:	155	2020:	14	2020:	107	2020:	15	2020:	350	2020:	641
* Due to a disclosure error in 2021 caused by the incorrect apportionment of the fair value share based payment expense over the vesting period, the restated 2021 share based payments remuneration disclosure of Dr. S. de Vries is $1.6 million compared to previously reported share based payments of $1.3 million.
Key management includes members of the Board of Directors:

Amounts in $ ‘000	2022	2021		2020
Salaries and other short-term employee benefits	1,463	1,522		2,695
Post-employment benefits	112	120		207
Share-based compensation	1,455	1,882	*	2,841
Total	3,030	3,524		5,743
*2021 figure restated. Refer to Note 20 for further disclosure.